Convertible subordinated debt (Schedule Of Changes In Outstanding Amounts Of Convertible Subordinated Debt) (Details) (6.50% Convertible Unsecured Notes, Due 2014 [Member], EUR €)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
6.50% Convertible Unsecured Notes, Due 2014 [Member]
Debt Conversion [Line Items]
Liability at redemption value at date of issuance		€ 150,000
Conversion component at date of issuance		(23,601)
Liability component at date of issuance		126,399
Convertible Subordinated Debt [Roll Forward]
Beginning Balance	135,078
Conversion of notes	(139,407)
Accrual of interest	4,329
Ending Balance	€ 0